Fair value measurement (Tables)	6 Months Ended
Sep. 30, 2023
Fair Value Measurement [Abstract]
Schedule of fair value measurement of assets	The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 197 of the Annual Report and Accounts for the year ended 31 March 2023.

	30 September 2023				31 March 2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at fair value through profit and loss	1,007	—	483	1,490	1,764	—	452	2,216
Investments held at fair value through other comprehensive income[1]	—	388	—	388	—	407	—	407
Financing derivatives	—	309	20	329	—	341	22	363
Commodity contract derivatives	—	54	2	56	—	62	4	66
	1,007	751	505	2,263	1,764	810	478	3,052
Liabilities
Financing derivatives	—	(1,219)	(95)	(1,314)	—	(997)	(122)	(1,119)
Commodity contract derivatives	—	(78)	(45)	(123)	—	(134)	(40)	(174)
Contingent consideration[2]	—	—	(10)	(10)	—	—	(19)	(19)
	—	(1,297)	(150)	(1,447)	—	(1,131)	(181)	(1,312)
Total	1,007	(546)	355	816	1,764	(321)	297	1,740
1.Investments held include instruments which meet the criteria of IFRS 9 or IAS 19.
2.Contingent consideration relates to the acquisition of National Grid Renewables Development LLC.
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives		Commodity contract derivatives		Other[1]		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(100)	(187)	(36)	44	433	376	297	233
Net gains/(losses) through the consolidated income statement for the period[2,3]	25	76	(4)	44	26	30	47	150
Purchases	—	(133)	(10)	(56)	11	37	1	(152)
Settlements	—	—	7	(4)	3	(4)	10	(8)
At 30 September[4]	(75)	(244)	(43)	28	473	439	355	223
1.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss and the contingent consideration arising from the acquisition of National Grid Renewables Development LLC. Net gains and loss are recognised within finance income and costs in the income statement.
2.Gains of £25 million (2022: gains of £93 million) are attributable to derivative financial instruments held at the end of the reporting period and have been recognised in finance costs in the income statement.
3.Losses of £15 million (2022: losses of £23 million) are attributable to the commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.
4.There were no reclassifications in or out of level 3 (2022: none).

Schedule of fair value measurement of liabilities	The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 197 of the Annual Report and Accounts for the year ended 31 March 2023.

	30 September 2023				31 March 2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at fair value through profit and loss	1,007	—	483	1,490	1,764	—	452	2,216
Investments held at fair value through other comprehensive income[1]	—	388	—	388	—	407	—	407
Financing derivatives	—	309	20	329	—	341	22	363
Commodity contract derivatives	—	54	2	56	—	62	4	66
	1,007	751	505	2,263	1,764	810	478	3,052
Liabilities
Financing derivatives	—	(1,219)	(95)	(1,314)	—	(997)	(122)	(1,119)
Commodity contract derivatives	—	(78)	(45)	(123)	—	(134)	(40)	(174)
Contingent consideration[2]	—	—	(10)	(10)	—	—	(19)	(19)
	—	(1,297)	(150)	(1,447)	—	(1,131)	(181)	(1,312)
Total	1,007	(546)	355	816	1,764	(321)	297	1,740
1.Investments held include instruments which meet the criteria of IFRS 9 or IAS 19.
2.Contingent consideration relates to the acquisition of National Grid Renewables Development LLC.
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives		Commodity contract derivatives		Other[1]		Total
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(100)	(187)	(36)	44	433	376	297	233
Net gains/(losses) through the consolidated income statement for the period[2,3]	25	76	(4)	44	26	30	47	150
Purchases	—	(133)	(10)	(56)	11	37	1	(152)
Settlements	—	—	7	(4)	3	(4)	10	(8)
At 30 September[4]	(75)	(244)	(43)	28	473	439	355	223
1.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss and the contingent consideration arising from the acquisition of National Grid Renewables Development LLC. Net gains and loss are recognised within finance income and costs in the income statement.
2.Gains of £25 million (2022: gains of £93 million) are attributable to derivative financial instruments held at the end of the reporting period and have been recognised in finance costs in the income statement.
3.Losses of £15 million (2022: losses of £23 million) are attributable to the commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.
4.There were no reclassifications in or out of level 3 (2022: none).

Schedule of impacts of reasonably possible changes in significant Level 3 assumptions
The impacts on a post-tax basis of reasonably possible changes in significant assumptions used in valuing assets and liabilities classified within level 3 of the fair value hierarchy are as follows:

	Financing derivatives		Commodity contract derivatives		Other
Six months ended 30 September	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices	—	—	15	35	—	—
10% decrease in commodity prices	—	—	(15)	(36)	—	—
+10% market area price change	—	—	12	7	—	—
-10% market area price change	—	—	(11)	(7)	—	—
+20 basis point increase in Limited Price Index (LPI) market curve	(38)	(51)	—	—	—	—
-20 basis point decrease in LPI market curve	38	51	—	—	—	—
+20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)	36	17	—	—	—	—
-20 basis point decrease between RPI and CPI market curves	(33)	(16)	—	—	—	—
+50 basis points change in discount rate	—	—	—	—	(8)	(9)
-50 basis points change in discount rate	—	—	—	—	9	10
+10% change in venture capital price	—	—	—	—	30	—
-10% change in venture capital price	—	—	—	—	(30)	—